OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

(US$ MILLIONS)	2025	2024
Current
Work in progress (1)	$54	$138
Prepayments and other assets	217	222
Assets held for sale	—	11
Total current	$271	$371
Non-current
Prepayments and other assets	$272	$256
Total non-current	$272	$256
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(1)See Note 16 for additional information.